Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Treasury stock, par value	$ 0.001	$ 0.001
Treasury stock, shares	17,973,663	16,439,902
Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	106,787,392	106,787,392
Ordinary stock, shares outstanding	87,809,969	88,024,113
Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001	0.001
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Treasury stock, par value	$ 0.001	$ 0.001
Treasury stock, shares	17,973,663	16,439,902
Parent Company | Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	106,787,392	106,787,392
Ordinary stock, shares outstanding	87,809,969	88,024,113
Parent Company | Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Parent Company | Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336